UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2006

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA   February 1, 2007


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total: 18,013,251 (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
                               COM              00206R102       10 282.000SH         SOLE                  282.000
Abbott Laboratories            COM              002824100   411612 8450255.000SH     SOLE              6508640.000       1941615.000
                                                             61375 1260000.000SH     OTHER                               1260000.000
American Express Co            COM              025816109   540291 8905401.000SH     SOLE              6869966.000       2035435.000
                                                             79296 1307000.000SH     OTHER                               1307000.000
American Int'l Group           COM              026874107   625286 8725737.000SH     SOLE              6735602.000       1990135.000
                                                             94233 1315000.000SH     OTHER                               1315000.000
Amgen                          COM              031162100   235610 3449124.000SH     SOLE              2589845.000        859279.000
                                                             33472 490000.000SH      OTHER                                490000.000
Apple Inc Com                  COM              037833100   602445 7100957.000SH     SOLE              5472407.000       1628550.000
                                                             91203 1075000.000SH     OTHER                               1075000.000
Baker Hughes Inc               COM              057224107   548098 7341247.000SH     SOLE              5667325.000       1673922.000
                                                             82873 1110000.000SH     OTHER                               1110000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      660    6.000 SH       SOLE                    6.000
Caremark RX, Inc               COM              141705103   256530 4491847.000SH     SOLE              3462127.000       1029720.000
                                                             41690 730000.000SH      OTHER                                730000.000
Caterpillar Inc                COM              149123101   145415 2371022.000SH     SOLE              1812487.000        558535.000
                                                             19012 310000.000SH      OTHER                                310000.000
Cisco Sys Inc Com              COM              17275R102     7817 286015.000SH      SOLE                 4000.000        282015.000
Coca-Cola Co                   COM              191216100   335852 6960670.000SH     SOLE              5363150.000       1597520.000
                                                             50180 1040000.000SH     OTHER                               1040000.000
Colgate-Palmolive Co           COM              194162103   398068 6101606.000SH     SOLE              4705983.000       1395623.000
                                                             60673 930000.000SH      OTHER                                930000.000
ConocoPhillips                 COM              20825C104      532 7400.000 SH       SOLE                 7400.000
Costco Wholesale Corp-New      COM              22160K105   422710 7995268.000SH     SOLE              6178279.000       1816989.000
                                                             63444 1200000.000SH     OTHER                               1200000.000
Disney, Walt Co                COM              254687106      384 11196.000SH       SOLE                11196.000
Electronic Arts, Inc.          COM              285512109   151209 3002570.000SH     SOLE              2314845.000        687725.000
                                                             23417 465000.000SH      OTHER                                465000.000
Emerson Elec Co Com            COM              291011104   381922 8662324.000SH     SOLE              6687379.000       1974945.000
                                                             53790 1220000.000SH     OTHER                               1220000.000
Exxon Mobil Corp               COM              30231G102     1326 17309.000SH       SOLE                17309.000
Genentech, Inc.                COM              368710406   558319 6881785.000SH     SOLE              5328229.000       1553556.000
                                                             90460 1115000.000SH     OTHER                               1115000.000
General Electric Co            COM              369604103   749880 20152652.000SH    SOLE             15564334.000       4588318.000
                                                            117212 3150000.000SH     OTHER                               3150000.000
Google Inc Cl A                COM              38259P508   598659 1300076.000SH     SOLE              1002757.000        297319.000
                                                             92096 200000.000SH      OTHER                                200000.000
Halliburton Co Com             COM              406216101   609147 19618256.000SH    SOLE             15142945.000       4475311.000
                                                             99360 3200000.000SH     OTHER                               3200000.000
Hewlett Packard Co Com         COM              428236103   663818 16115992.000SH    SOLE             12431067.000       3684925.000
                                                            100916 2450000.000SH     OTHER                               2450000.000
Intel Corp                     COM              458140100      458 22600.000SH       SOLE                22600.000
International Business Machine COM              459200101      623 6414.000 SH       SOLE                 6414.000
I Shares Russell 1000 Growth   COM              464287614      183 3330.000SH        SOLE                 3330.000
Johnson & Johnson              COM              478160104     1426 21594.000SH       SOLE                21594.000
Kohls Corp Com                 COM              500255104   220976 3229234.000SH     SOLE              2481860.000        747374.000
                                                             31136 455000.000SH      OTHER                                455000.000
MBIA Inc Com                   COM              55262C100      219 3000.000 SH       SOLE                 3000.000
McDonald's Corp                COM              580135101   377801 8522460.000SH     SOLE              6585153.000       1937307.000
                                                             55413 1250000.000SH     OTHER                               1250000.000
Mcgraw Hill Cos Inc Com        COM              580645109   278267 4090962.000SH     SOLE              3150857.000        940105.000
                                                             43533 640000.000SH      OTHER                                640000.000
Medtronic Inc                  COM              585055106     1266 23650.000SH       SOLE                10650.000         13000.000
Merrill Lynch & Co Inc Com     COM              590188108   377053 4049977.000SH     SOLE              3108962.000        941015.000
                                                             54464 585000.000SH      OTHER                                585000.000
Microsoft Corp                 COM              594918104     3473 116300.000SH      SOLE                41300.000         75000.000
Nokia Corp Sponsored ADR       COM              654902204      325 16000.000SH       SOLE                16000.000
Occidental Pete Cp Del Com     COM              674599105   393365 8055800.000SH     SOLE              6217705.000       1838095.000
                                                             58596 1200000.000SH     OTHER                               1200000.000
Paychex Inc.                   COM              704326107   556824 14082544.000SH    SOLE             10859257.000       3223287.000
                                                             84220 2130000.000SH     OTHER                               2130000.000
Pepsico Inc                    COM              713448108   615255 9836214.000SH     SOLE              7588117.000       2248097.000
                                                             92574 1480000.000SH     OTHER                               1480000.000
Procter & Gamble Co            COM              742718109   768407 11955909.000SH    SOLE              9222173.000       2733736.000
                                                            116329 1810000.000SH     OTHER                               1810000.000
Qualcomm Inc Com               COM              747525103   606379 16046008.000SH    SOLE             12366565.000       3679443.000
                                                             89940 2380000.000SH     OTHER                               2380000.000
Research In Motion             COM              760975102   531194 4157099.000SH     SOLE              3323189.000        833910.000
                                                             86890 680000.000SH      OTHER                                680000.000
Schlumberger                   COM              806857108   674575 10680418.000SH    SOLE              8225546.000       2454872.000
                                                            113688 1800000.000SH     OTHER                               1800000.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Starbucks Corp Com             COM              855244109   535947 15131210.000SH    SOLE             11691245.000       3439965.000
                                                             78632 2220000.000SH     OTHER                               2220000.000
State Str Corp Com             COM              857477103      378 5600.000 SH       SOLE                 5600.000
Stryker Corp Com               COM              863667101   582131 10563064.000SH    SOLE              8165962.000       2397102.000
                                                             90380 1640000.000SH     OTHER                               1640000.000
3M Company                     COM              88579Y101   339159 4352102.000SH     SOLE              3366005.000        986097.000
                                                             48317 620000.000SH      OTHER                                620000.000
Walgreen Co Com                COM              931422109   517978 11287380.000SH    SOLE              8690910.000       2596470.000
                                                             84897 1850000.000SH     OTHER                               1850000.000
Wrigley WM JR Co Com           COM              982526105      278 5375.000 SH       SOLE                 5375.000